Income Per Share	9 Months Ended
Sep. 30, 2019
Successor [Member]
Income Per Share

15. INCOME PER SHARE

Basic income per common share was computed using the two-class method by dividing basic net income attributable to common shareholders by the weighted-average number of common shares outstanding. Diluted income per common share was computed using the two-class method by dividing diluted net income attributable to common shareholders by the weighted-average number of common shares outstanding plus dilutive common equivalent shares. Dilutive common equivalent shares include all in-the-money outstanding contracts to issue common shares as if they were exercised or converted.

2019 Successor Period and 2019 Successor Quarter

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period (in thousands except shares and per share amounts).

Date	Transaction Detail	Change in Shares	Period from January 1, 2019 to September 30, 2019 Weighted Average Ordinary Shares Outstanding
December 31, 2018	Beginning Balance		85,562,769
January 9, 2019	Other	33,796	32,806
February 19, 2019	NPS equity stock earn-out	1,300,214	1,300,214
August 14, 2019	Restricted stock vesting	250,310	43,094
September 30, 2019	Ending Balance		86,938,883

Date	Transaction Detail	Change in Shares	Period from July 1, 2019 to September 30, 2019 Weighted Average Ordinary Shares Outstanding
June 30, 2019	Beginning Balance		86,896,779
August 14, 2019	Restricted stock vesting	250,310	127,876
September 30, 2019	Ending Balance		87,024,655

	Period from January 1, 2019 to	Period from July 1, 2019 to
	September 30, 2019	September 30, 2019
	Shares for Use in Allocation	Shares for Use in Allocation
	to Participating Earnings	to Participating Earnings
Weighted average ordinary shares outstanding	$86,938,883	$87,024,655
Non-vested, participating restricted shares	1,382,896	1,571,126
Shares for use in allocation of participating earnings	$88,321,779	$88,595,781

Basic earnings per share (EPS):

	Period from January 1 to September 30, 2019	Period from July 1 to September 30, 2019
Net income	$35,138	$10,608
Less dividends to:	-	-
Ordinary Shares	-	-
Non-vested participating shares	-	-
Undistributed Successor Period Earnings	$35,138	$10,608

Allocation of earnings to Ordinary Shares	$34,588	$10,420
Allocation of earnings to Nonvested Shares	550	188

	Ordinary Shares	Ordinary Shares
Distributed Earnings	$-	$-
Undistributed Earnings	0.40	0.12
Total	$0.40	$0.12

Diluted earnings per share (EPS):

	Period from January 1 to September 30, 2019			Period from July 1 to September 30, 2019
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$34,588	88,321,779	$0.40	$10,420	88,595,781	$0.12

Add-back:
Undistributed earnings allocated to nonvested shareholders	550			188
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	-			-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	-			-

Less:
Undistributed earnings reallocated to nonvested shareholders	(550)			(188)

Diluted EPS — Ordinary shares	$34,588	88,321,779	$0.40	$10,420	88,595,781	$0.12

Warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS as they are anti-dilutive.

2018 Successor Period and 2018 Successor Quarter

The following table provides a reconciliation of the data used in the calculation of basic and diluted common shares outstanding for the periods as tabulated below:

Basic EPS:

Date	Transaction Detail	Change in Shares	Total Shares Outstanding
12/31/2017	Beginning balance		11,730,425
6/6/2018	Shares issued to Backstop Investor	4,829,375	16,559,800
6/6/2018	Shares issued for IPO underwriting fees	307,465	16,867,265
6/6/2018	Shares issued to NPS/GES	53,690,315	70,557,580
6/6/2018	Reclassification of shares previously subject to redemption less redeemed shares	15,005,189	85,562,769
6/30/2018	Ending balance		85,562,769

Diluted EPS:

Weighted avg units outstanding	85,562,769
Dilutive common shares	277,543
Weighted avg dilutive units outstanding	85,840,312

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented:

	Period from	Period from
	July 1 to	June 6 to
	September 30, 2018	September 30, 2018
Weighted average basic common shares outstanding	85,562,769	85,562,769
Dilutive potential common shares from grant of restricted stock units	349,946	277,543
Weighted average dilutive common shares outstanding	85,912,715	85,840,312
Basic:
Net Income	16,110,000	12,362,000
Less: Earnings allocated to participating securities	-	-
Net income available to basic common shares	16,110,000	12,362,000
Basic earnings per common share	0.19	0.14
Diluted:
Net Income	16,110,000	12,362,000
Less: Earnings allocated to participating securities	-	-
Net income available to diluted common shares	16,110,000	12,362,000
Diluted earnings per common share	0.19	0.14

2018 Predecessor Period

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented (in thousands except shares and per share amounts):

2018
Period from
January 1 to
June 6, 2018
Weighted average basic common shares outstanding	348,524,566
Dilutive potential common shares	21,475,434
Weighted average dilutive common shares outstanding	370,000,000
Basic:
Net Income	6,736
Less: Earnings allocated to participating securities	192
Net income available to basic common shares	6,928
Basic earnings per common share	0.02
Diluted:
Net Income	6,736
Less: Earnings allocated to participating securities	181
Net income available to diluted common shares	6,917
Diluted earnings per common share	0.02